Other Receivables- Long Term	12 Months Ended
Dec. 31, 2023
Trade and other non-current receivables [abstract]
Other Receivables- Long Term
Note 9:	Other Receivables- Long Term

	December 31,
	2023	2022

Income receivables	50	180
Prepaid expenses	183	-

	233	180